Contingencies	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Contingencies
7.	Contingencies
Included in Note 17 on pages
F-68
to
F-70
of the Company’s 2022 Form
20-F
is a disclosure of material contingencies outstanding as of December 31, 2022. As of September 30, 2023, there has not been any material change in the status of those contingencies.